FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Investment securities held-to-maturity	$ 142,862	$ 429,328
Other investments	125,020	115,660
Deposits
Noninterest-bearing	2,643,928	2,492,434
Savings	2,960,979	3,167,325
Time	2,240,441	2,173,564
Deposits	10,210,229	10,140,394
Carrying value
Financial assets
Cash and short-term investments	257,639	273,959
Investment securities held-to-maturity	142,862	429,328
Other investments	125,020	115,660
Loans held for sale	13,680	4,372
Loans and leases	9,144,015	8,767,672
Interest Receivable	39,591	41,816
Deposits
Deposits	10,210,229	10,140,394
Short-term borrowings	1,316,181	1,040,691
Long-term debt	414,376	570,739
Interest Payable	13,671	12,126
Fair value
Financial assets
Cash and short-term investments	257,639	273,959
Investment securities held-to-maturity	142,821	424,118
Loans held for sale	13,680	4,372
Loans and leases	9,134,215	8,662,868
Interest Receivable	39,591	41,816
Deposits
Deposits	10,209,790	10,113,475
Short-term borrowings	1,316,181	1,040,691
Long-term debt	414,937	557,933
Interest Payable	13,671	12,126
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	257,639	273,959
Investment securities held-to-maturity	0	0
Loans held for sale	0	0
Loans and leases	0	0
Interest Receivable	0	0
Deposits
Deposits	0	0
Short-term borrowings	1,316,181	1,040,691
Long-term debt	0	0
Interest Payable	1,899	2,035
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	142,821	424,118
Loans held for sale	13,680	4,372
Loans and leases	0	0
Interest Receivable	12,743	13,819
Deposits
Deposits	10,209,790	10,113,475
Short-term borrowings	0	0
Long-term debt	414,937	557,933
Interest Payable	11,772	10,091
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Loans held for sale	0	0
Loans and leases	9,134,215	8,662,868
Interest Receivable	26,848	27,997
Deposits
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0